Financial Risk Management - Provision for loss allowance determined for trade receivables and contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 1,088,834	$ 845,860
Trade receivables and contract assets
Provision for loss allowance for both trade receivable and contract assets
Financial assets	177,755	157,564
Trade receivables and contract assets | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (25,990)	$ (21,061)	$ (22,368)
Trade receivables and contract assets | Not due
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	1.00%	1.00%
Financial assets	$ 109,640	$ 101,921
Trade receivables and contract assets | Not due | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (750)	$ (687)
Trade receivables and contract assets | 030 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	2.00%	1.00%
Financial assets	$ 31,500	$ 28,366
Trade receivables and contract assets | 030 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (733)	$ (361)
Trade receivables and contract assets | 3060 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	4.00%	3.00%
Financial assets	$ 14,253	$ 10,675
Trade receivables and contract assets | 3060 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (664)	$ (375)
Trade receivables and contract assets | 6090 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	10.00%	9.00%
Financial assets	$ 4,824	$ 5,286
Trade receivables and contract assets | 6090 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (536)	$ (532)
Trade receivables and contract assets | 90180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	18.00%	19.00%
Financial assets	$ 9,270	$ 5,581
Trade receivables and contract assets | 90180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (2,077)	$ (1,273)
Trade receivables and contract assets | >180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	72.00%	76.00%
Financial assets	$ 8,268	$ 5,735
Trade receivables and contract assets | >180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	(21,230)	(17,833)
Trade receivables
Provision for loss allowance for both trade receivable and contract assets
Financial assets	177,755	157,564
Trade receivables | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	201,674	178,580
Trade receivables | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	108,319	102,563
Trade receivables | 030 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	32,233	28,727
Trade receivables | 3060 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	14,917	11,050
Trade receivables | 6090 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	5,360	5,818
Trade receivables | 90180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	11,347	6,854
Trade receivables | >180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	29,498	23,568
Contract assets | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	2,071	45
Contract assets | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 2,071	$ 45